CONSOLIDATED STATEMENTS OF LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
ROYALTY INCOME	$ 2,857,927	$ 2,227,322	$ 1,609,553
Cost of sales
Gold tax	(120,618)	(111,366)	(80,478)
Depletion	(2,282,276)	(2,163,221)	(1,716,848)
Net royalty (loss) income	455,033	(47,265)	(187,773)
EXPLORATION EXPENDITURES	6,334,119	6,415,533	5,948,802
Less: recoveries	(1,863,045)	(1,415,574)	(1,584,127)
Net exploration expenditures	4,471,074	4,999,959	4,364,675
GENERAL AND ADMINISTRATIVE EXPENSES
Administrative and office	724,519	721,645	900,453
Depreciation	28,622	114,489	116,119
Investor relations and shareholder information	389,222	274,966	218,731
Professional fees	664,295	510,533	574,067
Salaries and consultants	1,023,831	894,166	961,108
Share-based payments	676,054	467,939	470,116
Transfer agent and filing fees	168,445	165,040	107,566
Travel	90,041	71,561	187,374
Total general and administrative expenses	3,765,029	3,220,339	3,535,534
Loss from operations	(7,781,070)	(8,267,563)	(8,087,982)
Change in fair value of fair value throught profit or loss investments	122,191	258,702	(427,022)
Permanent loss recorded in the fair value of available for sale investments	0	(697,675)	0
Gain on acquisition and sale of exploration and evaluation assets	1,305,237	6,834,999	5,393,305
Equity loss in associated companies	(994,548)	(1,295,568)	(1,062,146)
Dilution gain in associated companies	503,543	982,634	0
Foreign exchange gain (loss)	(659,473)	(159,862)	1,220,085
Realized gain (loss) on sale of investments	83,345	(287,204)	(58,360)
Interest and other gains on derivative instruments	246,728	16,328	(172,168)
Impairment of royalty interest	0	0	(3,973,699)
Write-off of exploration and evaluation assets	0	0	(56,085)
Impairment of accounts receivable	0	0	(51,302)
Writedown of goodwill	(2,709,239)	(1,518,328)	(3,047,605)
Gain (loss) on derecognition and sale of property and equipment	0	10,723	15,892
Loss before income taxes	(9,883,286)	(4,122,814)	(10,307,087)
Deferred income tax recovery	2,489,902	1,439,332	3,431,230
Loss for the year	$ (7,393,384)	$ (2,683,482)	$ (6,875,857)
Basic and diluted loss per share	$ (0.09)	$ (0.04)	$ (0.09)
Weighted average number of common shares outstanding	78,002,082	73,874,415	73,480,833